Allstate Life Insurance Company of New York
  Allstate Life Insurance Company of New York Variable Life Separate Account A

                       Supplement, dated January 14, 2005,
                                       to
           The Consultant Protector Variable Universal Life Prospectus
                                dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable universal life contracts ("Contracts") issued by Allstate Life Insurance Company of New York.

We have received notice that the Board of Trustees ("Board") of PIMCO Advisors VIT ("Fund") has approved the liquidation, on or about April 29, 2005 (the "Closing Date"), of the following Fund portfolios:

            NFJ Small Cap Value Portfolio
            PEA Science and Technology Portfolio
            (collectively the "NFJ and PEA Portfolios")

The Board based its decision, in part, upon the fact that the NFJ and PEA Portfolios are relatively small in asset size and have failed to garner significant exposure in the variable contract market. In addition, the Board believes the outlook for future growth of the NFJ and PEA Portfolios is not encouraging.

Due to the liquidation of the NFJ and PEA Portfolios, we will no longer accept new premiums for investment in, nor will we permit transfers to, the NFJ Small Cap Value Portfolio Sub-Account or the PEA Science and Technology Portfolio Sub-Account ("NFJ and PEA Sub-Accounts") on or after April 29, 2005. Because the NFJ and PEA Sub-Accounts will no longer be offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to April 29, 2005 some or all of your interests in the NFJ and PEA Sub-Accounts to the other investment alternatives currently offered by your Contracts.

Any  value  remaining  in the  NFJ  and PEA  Sub-Accounts  will  be  transferred
automatically,   as  of  the  Closing  Date,  to  the  PIMCO  VIT  Money  Market
Sub-Account, an investment alternative already available under your Contracts.

Prior to the Closing Date, you may transfer some or all of your interests that are presently allocated to the NFJ and PEA Sub-Accounts to other investment alternatives currently offered under your Contracts. This transfer is not subject to a transfer fee.

If you currently have allocations made to the NFJ and PEA Sub-Accounts through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Contracts, any allocations to the NFJ and PEA Sub-Accounts will be automatically allocated, as of the Closing Date, to the PIMCO VIT Money Market Variable Sub-Account.

If your interests in the NFJ and PEA Sub-Accounts is transferred automatically on the Closing Date to the PIMCO VIT Money Market Variable Sub-Account, for 60 days following the Closing Date, you may transfer your interests in the PIMCO VIT Money Market Variable Sub-Account to any other investment alternative(s) available under your Contracts. This transfer is not subject to a transfer fee.

We will send you a confirmation that shows the amount that we credited to the PIMCO VIT Money Market Variable Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Contracts.

Please keep this supplement for future reference together with your prospectuses.

               Number for Customer Service Center: 1-800-865-5237


                                   Appendix A

The Consultant Protector Variable Universal Life policy offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

                                   Portfolios

AIM V.I. Basic Value Fund (Series I)
Seeks long-term growth of capital.

AIM V.I. Capital Appreciation Fund (Series I)
Seeks growth of capital.

AIM V.I. Dent Demographic Trends Fund (Series I)
Seeks long-term capital appreciation.

AIM V.I. Mid Cap Core Equity Fund  (Series I)
Seeks long-term growth of capital.

AIM V.I. Premier Equity Fund (Series I)
Seeks long-term growth of capital.  Income is a secondary objective.

Alger American Growth Portfolio (Class O)
Seeks long-term capital appreciation.

Alger American Leveraged Allcap Portfolio (Class O)
Seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio (Class O)
Seeks long-term capital appreciation.

Fidelity VIP Asset Manager/SM/ Portfolio (Initial Class)
Seeks high total return with reduced risk over the long term.

Fidelity VIP Contrafund(R) Portfolio (Initial Class)
Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio B (Initial Class)
Seeks reasonable income.


Fidelity VIP Growth Portfolio (Initial Class)
Seeks capital appreciation.

Fidelity VIP Index 500 Portfolio (Initial Class)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 /SM/ Index (S&P 500(R)).

Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
Seeks as high a level of current income as is consistent with the preservation of capital.

Fidelity VIP Money Market Portfolio (Initial Class)
Seeks as high a level of current income as is consistent with preservation of capital and providing liquidity.

Fidelity VIP Overseas Portfolio (Initial Class)
Seeks long-term growth of capital.

Janus Aspen Series Balanced Portfolio (Service Shares)
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series Capital Appreciation Portfolio (Service Shares) Seeks long-term growth of capital.

Janus Aspen Series Foreign Stock Portfolio (Service Shares)
Seeks long-term growth of capital.

Janus Aspen Series Mid Cap Value Portfolio (Service Shares)
Seeks capital appreciation.

Janus Aspen Series Risk-Managed Core Portfolio (Service Shares) (formerly Risk-Managed Large Cap Core Portfolio)
Seeks long-term growth of capital.

Janus Aspen Series Worldwide Growth Portfolio (Service Shares)
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Lazard Retirement Emerging Markets Portfolio
Seeks long-term capital appreciation.

MFS High Income Series  (Initial Class)
Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS Investors Growth Stock Series (Initial Class)
Seeks long-term growth of capital and future income rather than current income.

MFS Investors Trust Series (Initial Class)
Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

MFS New Discovery Series (Initial Class)
Seeks capital appreciation.

MFS Total Return Series (Initial Class)
Seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS Utilities Series (Initial Class)
Seeks capital growth and current income.

MFS Value Series (Initial Class)
Seeks capital appreciation and reasonable income.

PAVIT OpCap Balanced Portfolio
Seeks growth of capital and investment income.

PAVIT OpCap Small Cap Portfolio
Seeks capital appreciation.

PAVIT PEA Renaissance Portfolio
Seeks long term capital appreciation and income.

Oppenheimer Global Securities Fund / VA
Seeks long-term capital appreciation.

Oppenheimer Main Street Small Cap Fund / VA (Initial Class)
Seeks capital appreciation.

Oppenheimer International Growth Fund/VA
Seeks long-term growth of capital.

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Money Market Portfolio (Administrative Series)
Seeks to maximize current income, consistent with preservation of capital and daily liquidity.

PIMCO VIT Real Return Portfolio (Administrative Series)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio
Seeks to maximize current income, consistent with preservation of capital and prudent investment management.

Putnam VT High Yield Fund (Class IA)
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.).

Putnam VT International Growth and Income Fund (Class IA)
Seeks capital growth. Current income is a secondary objective.

RYDEX VT Sector Rotation Portfolio
Seeks long-term capital appreciation.

Salomon Brothers All Cap Fund
Seeks capital appreciation through investment in securities that the investment manager believes have above-average capital appreciation potential.

Salomon Brothers Variable High Yield Bond Fund   (Class I)
Seeks to maximize total return, consistent with the preservation of capital.

Salomon Brothers Variable Investors Fund (Class I)
Seeks long term growth with current income as a secondary objective.

Scudder SVS I Balanced Portfolio (Class A)
Seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities.

Scudder VIT EAFE Equity Index Fund (Class A)
Seeks to replicate as closely as possible before deduction of expenses, performance of the MSCI EAFE Index which emphasizes stocks in major markets in Europe, Australia, and the Far East.

Scudder VIT Equity 500 Index Fund (Class A)
Seeks to replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.

Scudder VIT Small Cap Index Fund (Class A)
Seeks to replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.

T. Rowe Price Blue Chip Growth Portfolio - I
Seeks long term capital growth with income as a secondary objective.

T. Rowe Price Equity Income Portfolio
Seeks substantial dividend income as well as long-term growth of capital.

Van Eck Worldwide Absolute Return Fund
Seeks consistent absolute (positive) returns in various market cycles.

Van Eck Worldwide Emerging Markets Fund
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets Fund
Seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

Van Kampen UIF Equity Growth Portfolio (Class I)
Seeks long-term capital appreciation by investing primarily on growth-oriented equity securities of large capitalization companies.

Van Kampen UIF High Yield Portfolio (Class I)
Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities.

Van Kampen UIF Real Estate Portfolio (Class I)
Seeks above average current income and long-term capital appreciation.

Van Kampen LIT Aggressive Growth Portfolio (Class II)
Seeks capital growth.

Van Kampen LIT Government Portfolio (Class I)
Seeks high current return consistent with preservation of capital.

Van Kampen LIT Growth And Income Portfolio (Class I)
Seeks long-term growth of capital and income.

                                                         Fixed Account Options

Standard Fixed Account.